Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Significant Accounting Policies
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include our assets, liabilities and results of operations as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018. Results of operations for acquired subsidiaries are included from the date of acquisition. All significant intercompany transactions and balances have been eliminated.
Use of Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Our actual results may differ materially from these estimates. The impact of changes in estimates are reflected in earnings in the period during which the estimate is changed. Accounting policies that we believe are most dependent on assumptions and estimates are considered to be our critical accounting estimates and are related to the determination of:
•liability for losses and loss adjustment expenses ("LAE");
•reinsurance balances recoverable on paid and unpaid losses;
•defendant asbestos and environmental liabilities and related insurance balances recoverable;
•valuation allowances on reinsurance balances recoverable and deferred tax assets;
•impairment charges, including credit allowances on investment securities classified as available-for-sale ("AFS"), and impairments on deferred charge assets;
•gross and net premiums written and net premiums earned;
•fair value measurements of investments;
•fair value estimates associated with accounting for acquisitions;
•fair value estimates associated with loss portfolio transfer reinsurance agreements for which we have elected the fair value option; and
•redeemable noncontrolling interests.
We expect that uncertainty and volatility in financial markets relating to the COVID-19 pandemic will continue to impact the value of our investments. The scope, duration and magnitude of the direct and indirect effects of the COVID-19 pandemic are changing rapidly and are difficult to anticipate. As with others in our industry, we are subject to economic factors such as interest rates, foreign exchange rates, underwriting events, regulation, tax policy changes, political risks and other market risks that can impact our strategy, operations, and results.
Significant Accounting Policies
(a) Premiums
Non-Life
Non-life premiums written are earned on a pro-rata basis over the period the coverage is provided. Reinsurance premiums are recorded at the inception of the policy, are based upon contractual terms and, for certain business, are estimated based on underlying contracts or from information provided by insureds and/or brokers. Changes in reinsurance premium estimates are expected and may result in adjustments in future periods. Any subsequent differences arising on such estimates are recorded as premiums written in the period in which they are determined.
Certain non-life contracts are retrospectively rated and provide for a final adjustment to the premium based on the final settlement of all losses. Premiums on such contracts are adjusted based upon contractual terms, and management judgment is involved with respect to the estimate of the amount of losses that we expect to incur. Additional premiums are recognized at the time loss thresholds specified in the contract are exceeded and are earned over the coverage period, or are earned immediately if the period of risk coverage has passed.
Unearned Premium Reserves and Premiums Receivable
Unearned premium reserves represent the unexpired portion of policy premiums. For retrospectively rated contracts as well as those contracts whose written premium amounts are recorded based on premium estimates at inception, changes to accrued premiums arising from changes to these estimates are reflected as changes in premium balances receivable where appropriate.
Premium balances receivable are reported net of an allowance for expected credit losses as appropriate. The allowance is based upon our ongoing review of amounts outstanding, historical loss data, including delinquencies and write-offs, current and forecasted economic conditions and other relevant factors. However, the credit risk on our premiums receivable balances is substantially reduced where we have the ability to cancel the underlying policy if the policyholder does not pay the related premium.
(b) Acquisition Costs
Acquisition costs, consisting principally of commissions and brokerage expenses and certain premium taxes and fees incurred at the time a contract or policy is issued and that vary with and are directly related to the successful efforts of acquiring new insurance contracts or renewing existing insurance contracts, are deferred and amortized over the period in which the related premiums are earned. Deferred acquisition costs are limited to their estimated realizable value by line of business based on the related unearned premiums, anticipated claims and claim expenses and anticipated investment income.
A premium deficiency occurs if the sum of anticipated losses and loss adjustment expenses exceed unearned premiums, deferred acquisition costs and anticipated investment income. A premium deficiency is initially recognized by charging any deferred acquisition costs to expense to the extent required in order to eliminate the deficiency. If the premium deficiency exceeds the deferred acquisition costs then a liability is accrued for the excess deficiency.
(c) Losses and LAE
Run-off
The liability for losses and LAE in the Run-off segment includes an amount determined from reported claims and an amount, based on historical loss experience and industry statistics, for losses incurred but not reported ("IBNR") determined using a variety of actuarial methods. These estimates are continually reviewed and are necessarily subject to the impact of future changes in factors such as claim severity and frequency, changes in economic conditions including the impact of inflation, legal and judicial developments, and medical cost trends. Our estimates, at inception and on an ongoing basis, do not include an estimate for potential future commutations and policy buybacks. Commutations and policy buybacks are often unique and circumstance-based, and each commutation or policy buyback is separately negotiated. Therefore, the successful execution of one commutation or policy buyback does not necessarily impact the likelihood of other commutations or policy buybacks occurring in the future. While we believe that our liability for losses and LAE is adequate, the ultimate amount may be in excess of, or less than, the amounts recorded on our financial statements. Adjustments will be reflected as part of the net increase or reduction in losses and LAE liabilities in the periods in which they become known. Premium and commission adjustments may be triggered by changes in incurred losses, and any changes in such amounts are recorded in the same period that the related change in incurred loss is recognized.
Commutations of acquired companies’ exposures have the effect of accelerating the payout of claims compared to the probability-weighted ranges of actuarially projected cash flows that we applied when estimating the fair values of assets and liabilities at the time of acquisition. Commutations and policy buybacks provide an opportunity for us to exit exposures to certain policies and insureds generally at a discount to our estimate of the ultimate liability and provide us with the ability to eliminate exposure to further losses. Commutations and policy buybacks can be beneficial to us as they legally extinguish liabilities in full, reduce the potential for future adverse loss development, and reduce future claims handling costs. Any material acceleration of payout together with the impact of any material loss reserve savings in any period will also accelerate the amortization of fair value adjustments and deferred charge assets and gain liabilities in that period. Commutations are only executed directly with insureds or reinsureds and any gains realized or losses incurred on the settlement of losses and LAE liabilities through commutations or policy buybacks are recognized upon the execution of a commutation or policy buyback with the insured or reinsured.
Our (re)insurance subsidiaries also establish provisions for LAE relating to run-off costs for the estimated duration of the run-off, which are included in the liability for losses and LAE. These provisions are assessed at each reporting date, and provisions relating to future periods are adjusted to reflect any changes in estimates of the periodic run-off costs or the duration of the run-off, including the impact of any acceleration of the run-off period that may be caused by commutations. Provisions relating to the current period together with any adjustment to future run-off provisions are included in net incurred losses and LAE in the consolidated statements of earnings.
Legacy Underwriting
The reserves for losses and LAE in the Legacy Underwriting segment includes reserves for unpaid reported losses and for IBNR loss reserves. The reserves for unpaid reported losses and loss expenses are established by management based on reports from brokers, ceding companies and insureds and represent the estimated ultimate cost of events or conditions that have been reported to or specifically identified by us. The reserve for IBNR losses is established by us based on actuarially determined estimates of ultimate losses and loss expenses. Inherent in the estimate of ultimate losses and loss expenses are expected trends in claim severity and frequency and other factors which may vary significantly as claims are settled. Accordingly, ultimate losses and loss expenses may differ from the amounts recorded in the consolidated financial statements. These estimates are reviewed regularly and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments, if any, will be recorded in earnings in the period in which they become known. Prior period development arises from changes to loss estimates recognized in the current year that relate to loss reserves established in previous calendar years.
Components of Net Incurred Losses and LAE
Included within the total net incurred losses and LAE on our consolidated statement of earnings are the following items:
•Net losses paid: paid losses and LAE, net of related reinsurance recoveries.
•Net change in case and LAE reserves: the change in case reserves and associated LAE, net of related reinsurance recoveries.
•Net change in IBNR reserves: the change in IBNR reserves, net of related reinsurance recoveries.
•Increase (reduction) in estimates of net ultimate losses: the total of net losses paid, net change in case and LAE reserves and the net change in IBNR. This includes the net impact of commutations and policy buybacks on the liability for losses and LAE reserves and reinsurance recoveries.
•Increase (reduction) in provisions for unallocated LAE: the net change in our provision for unallocated LAE.
•Amortization of deferred charge assets and deferred gain liabilities: relates to retroactive reinsurance contracts where, if at the inception of the contract, the estimated undiscounted ultimate losses payable are in excess of the premiums received, a deferred charge asset is recorded for the excess; whereas, if the premiums received are in excess of the estimated undiscounted ultimate losses payable, a deferred gain liability is recorded for the excess, such that we don't record any gain or loss at the inception of these retroactive reinsurance contracts. In addition, for retrocessions of losses and LAE reserves that we have assumed through retroactive reinsurance contracts where the retroceded liabilities exceed the retrocession premiums paid, we record the excess as a deferred gain liability which is amortized to earnings over the estimated period during which the losses paid on the assumed retroceded liabilities are recovered from the retrocessionaire.
•Amortization of fair value adjustments: the amortization of the fair value adjustments associated with acquired companies, where the assumed losses and LAE reserves and the acquired reinsurance recoveries are fair valued on acquisition.
•Changes in fair value - fair value option: the changes in the fair value for reinsurance agreements where we have elected the fair value option. The change in fair value component includes the changes in the discounted cash flows and risk margin. The underlying ("nominal") net losses paid, net change in case and LAE reserves and the net change in IBNR reserves relating to these reinsurance agreements for which we have elected the fair value option are included within the appropriate line items described above.
•Net incurred losses and LAE: the total of the increase (reduction) in estimates of net ultimate losses, increase (reduction) in provisions for unallocated LAE, amortization of deferred charge assets and deferred gain liabilities, amortization of fair value adjustments and changes in fair value - fair value option.
(d) Defendant Asbestos and Environmental Liabilities
We acquired DCo LLC ("DCo") on December 30, 2016, and Morse TEC LLC ("Morse TEC") on October 30, 2019, as described in Note 3 - "Business Acquisitions." DCo and Morse TEC hold liabilities associated with personal injury asbestos claims and environmental claims arising from their legacy manufacturing operations. DCo and Morse TEC continue to process asbestos personal injury claims.
Defendant asbestos and environmental liabilities on our consolidated balance sheets include amounts for indemnity and defense costs for pending and future claims, determined using standard actuarial techniques for asbestos-related exposures. Defendant asbestos and environmental liabilities also include amounts for environmental liabilities associated with DCo's and Morse TEC's properties.
(e) Reinsurance Balances Recoverable on Paid and Unpaid Losses
Amounts recoverable from reinsurers are estimated in a manner consistent with the underlying liability for losses and loss adjustment expenses. We report our reinsurance balances recoverable on paid and unpaid losses net of an allowance for estimated uncollectible amounts. The allowance is based upon our ongoing review of the outstanding balances and reflects factors such as the duration of the collection period, credit quality, changes in reinsurer credit standing, default rates specific to the individual reinsurer, the geographical location of the reinsurer, contractual disputes with reinsurers over individual contentious claims, contract language or coverage issues, industry analyst reports and consensus economic forecasts.
A probability-of-default methodology that reflects current and forecasted economic conditions is used to estimate the allowance for uncollectible reinsurance due to credit-related factors. See "New Accounting Standards Adopted in 2020" below for the discussion on our adoption of the credit losses standard.
The allowance also includes estimated uncollectible amounts related to dispute risk with reinsurers. Amounts deemed to be uncollectible, including amounts due from known insolvent reinsurers, are written off against the allowance.
Changes in the allowance, as well as any subsequent collections of amounts previously written off, are reported as part of the net incurred losses and loss adjustment expenses in our consolidated statements of earnings.
On an ongoing basis, we also evaluate and monitor the financial condition of our reinsurers under voluntary schemes of arrangement to minimize our exposure to significant losses from potential insolvencies.
(f) Insurance Balances Recoverable
Amounts billed to and due from insurers providing coverage for our defendant asbestos liabilities are calculated in accordance with the terms of the individual insurance contracts.
The insurance balances recoverable related to our defendant asbestos liabilities are presented net of a provision for uncollectible amounts, reflecting the amount deemed not collectible primarily due to credit quality and contractual disputes with insurers over coverage issues.
(g) Investments, Cash and Cash Equivalents
Short-term investments and fixed maturity investments
Short-term investments comprise investments with a maturity greater than three months up to one year from the date of purchase. Fixed maturities comprise investments with a maturity of greater than one year from the date of purchase.
 Short-term and fixed maturity investments classified as trading are carried at fair value, with realized and unrealized gains and losses included in net earnings and reported as net realized and unrealized gains and losses.
Short-term and fixed maturity investments classified as AFS are carried at fair value, with unrealized gains and losses excluded from net earnings and reported as a separate component of accumulated other comprehensive income (loss) ("AOCI"). Realized gains and losses on sales of investments classified as AFS are recognized in the consolidated statements of earnings.
The costs of short-term and fixed maturity investments are adjusted for amortization of premiums and accretion of discounts, recognized using the effective yield method and included in net investment income. For mortgage-backed and asset-backed investments, and any other holdings for which there is a prepayment risk, prepayment assumptions are evaluated and reviewed on a regular basis.
Investment purchases and sales are recorded on a trade-date basis. Realized gains and losses on the sale of investments are based upon specific identification of the cost of investments.
Allowance for Credit Losses
We perform a detailed analysis every reporting period to identify any credit losses on our investment portfolios not measured at fair value through net earnings.
Some of the factors that we consider when assessing whether an allowance for credit losses is required on our debt securities include: (1) the extent to which the fair value has been less than the amortized cost; (2) the financial condition, near-term and long-term prospects of the issuer, including the relevant industry conditions and trends, and implications of rating agency actions and offering prices; (3) the likelihood of the recoverability of principal and interest; and (4) whether it is more likely than not that we will be required to sell the security prior to an anticipated recovery in value.
With effect from January 1, 2020, credit losses on our AFS debt securities are recognized through an allowance account which is deducted from the amortized cost basis of the security, with the net carrying value of the security presented on the consolidated balance sheet at the amount expected to be collected. To calculate the amount of the credit loss, we compare the present value of the expected future cash flows with the amortized cost basis of the AFS debt security, with the amount of the credit loss recognized being limited to the excess of the amortized cost basis over the fair value of the AFS debt security, effectively creating a “fair value floor”. See "New Accounting Standards Adopted in 2020" below for the discussion on our adoption of the credit losses standard.
For our AFS debt securities that we do not intend to sell or for which it is more likely than not that we will not be required to sell before an anticipated recovery in value, we separate the credit loss component of any unrealized losses from the amount related to all other factors and report the credit loss component in net realized investment gains (losses) in our consolidated statements of earnings. The unrealized losses related to non-credit factors is reported in other comprehensive income. The allowance for credit losses account is adjusted for any additional credit losses, write-offs and subsequent recoveries and is reflected in earnings.
For our AFS debt securities where we record a credit loss, a determination is made as to the cause of the credit loss and whether we expect a recovery in the fair value of the security. For our AFS debt securities where we expect a recovery in fair value, the constant effective yield method is utilized, and the investment is amortized to par.
For our AFS debt securities that we intend to sell or for which it is more likely than not that we will be required to sell before an anticipated recovery in fair value, the full amount of the unrealized loss is included in net realized investment gains (losses). The new cost basis of the investment is the previous amortized cost basis less the credit loss recognized in net realized investment gains (losses). The new cost basis is not adjusted for any subsequent recoveries in fair value.
We report the investment income accrued on our AFS debt securities within other assets and therefore separately from the underlying AFS debt securities. In addition, due to the short-term period during which accrued investment income remains unpaid, which is typically six months or less, since the coupon on our AFS debt securities is paid semi-annually or more frequently, we have elected not to establish an allowance for credit losses on our accrued investment income balances. Accrued investment income is written off through net realized investment gains (losses) at the time the issuer of the debt security defaults or is expected to default on payments.
Uncollectible debt securities are written off when we determine that no additional payments of principal or interest will be received.
Other-Than-Temporary Impairments ("OTTI")
As discussed above and below, with effect from January 1, 2020, we adopted the new credit losses standard which replaced the OTTI model that was previously applicable to our AFS debt securities. The new approach now requires the recognition of impairment charges relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. A description of our historical OTTI process which was in place prior to our adoption of the new credit losses standard and which applied to our comparative financial statements is provided below.
Fixed maturity investments classified as AFS were reviewed quarterly to determine if they had sustained an impairment of value that was, based on our judgment, considered to be other than temporary. The process included reviewing each fixed maturity investment whose fair value was below amortized cost and: (1) determining if we had the intent to sell the fixed maturity investment; (2) determining if it was more likely than not that we would be required to sell the fixed maturity investment before its anticipated recovery; and (3) assessing whether a credit loss existed, that is, whether we anticipated if the present value of the cash flows expected to be collected from the fixed maturity investment would be less than the amortized cost basis of the investment.
In assessing whether it was more likely than not that we would be required to sell a fixed maturity investment before its anticipated recovery, we considered various factors including our future cash flow requirements, legal and regulatory requirements, the level of our cash, cash equivalents, short-term investments and fixed maturity investments available-for-sale in an unrealized gain position, and other relevant factors.
In evaluating credit losses, we considered a variety of factors in the assessment of a fixed maturity investment including: (1) the time period during which there had been a significant decline below cost; (2) the extent of the decline below cost and par; (3) the potential for the investment to recover in value; (4) an analysis of the financial condition of the issuer; (5) the rating of the issuer; and (6) failure of the issuer of the investment to make scheduled interest or principal payments.
If we concluded that an investment was other-than-temporarily impaired, then the difference between the fair value and the amortized cost of the investment was presented as an OTTI charge in the consolidated statements of earnings, with an offset for any non-credit related loss component of the OTTI charge recognized in other comprehensive income. Accordingly, only the credit loss component of the OTTI amount would have an impact on our earnings.
Equities
We hold investments in publicly traded equities and exchange-traded funds as well as in privately held equities. Our equity investments are carried at fair value with realized and unrealized gains and losses included in net earnings and reported as net realized and unrealized gains and losses.
Other investments, at fair value
Other investments include investments in limited partnerships and limited liability companies (collectively "private equities") and fixed income funds, hedge funds, equity funds, private credit funds and collateralized loan obligation ("CLO") equity funds that carry their investments at fair value, as well as direct investments in CLO equities. These other investments are stated at fair value, which ordinarily will be the most recently reported net asset value as advised by the fund manager or administrator. Many of our fund investments publish net asset values on a daily basis and provide daily liquidity while others report on a monthly or quarterly basis. The change in fair value is included in net realized and unrealized gains and losses on investments and recognized in net earnings.
Equity method investments
Investments in which the Company has significant influence over the operating and financial policies of the investee are classified as equity method investments and are accounted for using the equity method of accounting. In applying the equity method of accounting, investments are initially recorded at cost and are subsequently adjusted based on the Company's proportionate share of net income or loss of the investee, net of any distributions received from the investee. We typically record our proportionate share of an investee's net income or loss on a quarter lag in line with the timing of when they report their financial information to us. Any adjustments made to the carrying value of our equity method investees are based on the most recently available financial information from the investees. Changes in the carrying value of such investments are recorded in our consolidated statements of earnings as earnings (losses) from equity method investments. Any decline in the value of our equity method investments considered by management to be other-than-temporary is reflected in our consolidated statements of earnings in the period in which it is determined.
Cash and cash equivalents
Cash equivalents includes money market funds, fixed interest deposits and all highly liquid debt instruments purchased with an original maturity of three months or less.
(h) Variable interest entities
We have investments in certain limited partnership funds which are deemed to be variable interest entities (“VIEs”) and which are included in other investments at the reported net asset value (“NAV”). Determining whether to consolidate a VIE may require judgment in assessing (i) whether an entity is a VIE, and (ii) if we are the entity’s primary beneficiary and thus required to consolidate the entity. To determine if we are the primary beneficiary of a VIE, we evaluate whether we have (i) the power to direct the activities that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Our evaluation includes identification of the activities that most significantly impact the VIE’s economic performance and an assessment of our ability to direct those activities based on governance provisions, contractual arrangements to provide or receive certain services, funding commitments and other applicable agreements and circumstances. Our assessment of whether we are the primary beneficiary of our VIEs requires significant assumptions and judgment.
(i) Funds Held
Under funds held arrangements, the reinsured company has retained funds that would otherwise have been remitted to our reinsurance subsidiaries. The funds balance is credited with investment income and losses payable are deducted. Funds held are shown under two categories on the consolidated balance sheets, funds held where we receive the underlying portfolio economics are shown as "Funds held - directly managed", and funds held where we receive a fixed crediting rate are shown as "Funds held by reinsured companies". Funds held by reinsured companies are carried at cost. Funds held - directly managed, are carried at fair value and represents the aggregate of funds held at cost and the value of an embedded derivative. The embedded derivative relates to our contractual right to receive the return on the underlying investment portfolio economics. The investment returns on both categories of funds held are recognized in net investment income and net realized and unrealized gains (losses). The revaluation of the embedded derivative is included in net unrealized gains (losses).
(j) Fees and Commission Income
Fees and commission income primarily includes profit commissions earned from managed Lloyd's syndicates as well as fees earned under fronting and consulting arrangements with third-party clients, which are recorded on an accrual basis.
(k) Foreign Exchange
Our reporting currency is the U.S. dollar. Assets and liabilities of certain of our subsidiaries and equity method investees whose functional currency is not the U.S. dollar are translated at period end exchange rates. Revenues and expenses of such foreign entities are translated at average exchange rates during the year. The effect of the currency translation adjustments for these foreign entities is included in accumulated other comprehensive income (loss).
Other foreign currency assets and liabilities that are considered monetary items are translated at exchange rates in effect at the balance sheet date. Foreign currency revenues and expenses are translated either at transaction date exchange rates or using an appropriately weighted average exchange rate for the reporting period. These exchange gains and losses are recognized in net earnings.
(l) Share-based Compensation
We primarily use four types of share-based compensation arrangements: (i) restricted shares, restricted share units and performance share units ("PSUs"), (ii) joint share ownership program ("JSOP"), (iii) cash-settled stock appreciation rights ("SARs") and (iv) shares issued under our employee share purchase plans. With the exception of SARs and the incentive plan awards issued to certain employees of Atrium and StarStone, our share-based compensation awards qualify for equity classification. For equity-classified awards, the fair value of the compensation cost is measured at the grant date and is expensed over the service period of the award within general and administrative expenses in the consolidated statements of earnings except for PSUs where the expense also varies depending on the performance multiplier on the award. The SARs, the Atrium and StarStone incentive plan awards are classified as liability awards. Liability classified awards are recorded at fair value within other liabilities in the consolidated balance sheet with changes in fair value relating to the vested portion of the award recorded within general and administrative expenses in the consolidated statements of earnings.
(m) Derivative Instruments
We utilize derivative instruments in our foreign currency, investments and interest rate risk management strategies and recognize all derivatives as either assets or liabilities in the consolidated balance sheets and carry them at the fair value of the specific instrument utilized. Changes in the fair value as well as realized gains or losses on derivative instruments are recognized in net earnings if they are not designated as qualifying hedging instruments or if the criteria for establishing a perfectly effective designated hedging relationship for our net investment hedges has not been met. However, if a designated net investment hedge is deemed to be perfectly effective, then we recognize the changes in the fair value of the underlying hedging instrument in accumulated other comprehensive income (loss) until the application of hedge accounting is discontinued. Any cumulative gains or losses arising on designated net investment hedges are deferred in accumulated other comprehensive income (loss) until the cumulative translation adjustment ("CTA") from the underlying hedged net investment is recognized in net earnings due to a disposal, deconsolidation or substantial liquidation.
Certain of our funds held arrangements also contain embedded derivatives as described above, which are carried at fair value. In addition, we may also hold equity call options and other derivatives carried at fair value, as part of our investment strategy.
(n) Income Taxes
Certain of our subsidiaries and branches operate in jurisdictions where they are subject to taxation. Current and deferred tax expense or benefit is allocated to net earnings (loss), or, in certain cases, to discontinued operations or other comprehensive income (loss). Current tax is recognized and measured upon enacted tax laws and rates applicable in the relevant jurisdiction in the period in which the income tax becomes accruable or realizable. Deferred taxes are provided for temporary differences between the carrying amount of assets and liabilities used in the financial statements and the tax basis used in the various jurisdictional tax returns. When our assessment indicates that all or some portion of deferred tax assets will not be realized, a valuation allowance is recorded against the deferred tax assets to reduce the assets to an amount more likely than not to be realized.
We recognize the benefit relating to tax positions only where the position is more likely than not to be sustained assuming examination by tax authorities. A recognized tax benefit is measured as the largest amount that is greater than 50 percent likely of being realized upon settlement. A liability or other adjustment is recognized for any tax benefit (along with any interest and penalty, if applicable) claimed in a tax return in excess of the amount allowed to be recognized in the financial statements under U.S. GAAP. Any changes in amounts recognized are recorded in the period in which they are determined in our consolidated statements of earnings.
(o) Earnings Per Share
Basic earnings per share is based on the weighted average number of ordinary shares outstanding and excludes potentially dilutive securities such as restricted shares, restricted share units, warrants, options and convertible securities. Diluted earnings per share is based on the weighted average number of ordinary and ordinary share equivalents outstanding calculated using the treasury stock method for all potentially dilutive securities. When the effect of dilutive securities would be anti-dilutive, these securities are excluded from the calculation of diluted earnings per share.
(p) Acquisitions, Goodwill and Intangible Assets
The acquisition method is used to account for all business acquisitions. This method requires that we record the acquired assets and liabilities at their estimated fair value. The fair values of each of the acquired reinsurance assets and liabilities are derived from probability-weighted ranges of the associated projected cash flows, based on actuarially prepared information and management’s run-off strategy. Our run-off strategy, as well as that of other run-off market participants, is expected to be different from the seller's as generally sellers are not specialized in running off (re)insurance liabilities whereas we and other market participants do specialize in such run-offs.
The key assumptions used by us and, we believe, by other run-off market participants in the valuation of acquired companies are (i) the projected payout, timing and amount of claims liabilities; (ii) the related projected timing and amount of reinsurance collections; (iii) an appropriate discount rate, which is applied to determine the present value of the future cash flows; (iv) the estimated unallocated LAE to be incurred over the life of the run-off; (v) the impact of any accelerated run-off strategy; and (vi) an appropriate risk margin.
The difference between the nominal carrying values of the acquired reinsurance liabilities and assets as of the acquisition date and their fair value is recorded as a fair value adjustment ("FVA") on the consolidated balance sheet. The FVA is amortized over the estimated payout period of the acquired outstanding losses and LAE and reinsurance balances recoverable. To the extent the actual payout experience after the acquisition is materially faster or slower than anticipated at the time of the acquisition as a result of, (i) our active claims management strategies, which include commutations and policy buybacks, (ii) an adjustment to the estimated ultimate loss reserves, (iii) changes in bad debt provisions, or (iv) changes in estimates of future run-off costs following accelerated payouts, then the amortization of the FVA is adjusted to reflect such changes.
Intangible assets arising from our business acquisitions are classified as either definite-lived or indefinite-lived intangible assets. Definite-lived intangible assets are amortized over their useful lives with the amortization expense being recognized in the consolidated statements of earnings. Indefinite-lived intangible assets are however not subject to amortization. The carrying values of intangible assets are reviewed for indicators of impairment at least annually. Impairment is recognized if the carrying values of the definite-lived intangible assets are not recoverable from their undiscounted cash flows and is measured as the amount by which the carrying value exceeds the fair value. Similarly, for indefinite-lived intangible assets, if the carrying value of the asset exceeds its fair value, then an impairment loss is recognized in an amount equal to the excess.
The difference between the fair value of net assets acquired and the purchase price is recorded as goodwill and included as an asset on the consolidated balance sheet or as a gain from bargain purchase in the consolidated statements of earnings. Goodwill is established initially upon acquisition and assessed at least annually for impairment. If the goodwill asset is determined to be impaired it is written down in the period in which the determination is made.
(q) Retroactive Reinsurance
Retroactive reinsurance policies provide indemnification for losses and LAE with respect to past loss events. We generally use the balance sheet accounting approach for assumed loss portfolio transfers, whereby at the inception of the contract there are no premiums or losses recorded in earnings.
Deferred Charge Assets and Deferred Gain Liabilities
If, at the inception of a retroactive reinsurance contract, the estimated undiscounted ultimate losses payable are in excess of the premiums received, a deferred charge asset is recorded for the excess; whereas, if the premiums received are in excess of the estimated undiscounted ultimate losses payable, a deferred gain liability is recorded for the excess, such that we don't record any gain or loss at the inception of these retroactive reinsurance contracts. In addition, for retrocessions of losses and LAE reserves that we have assumed through retroactive reinsurance contracts where the retroceded liabilities exceed the retrocession premiums paid, we record the excess as a deferred gain liability which is amortized to earnings over the estimated period during which the losses paid on the assumed retroceded liabilities are recovered from the retrocessionaire.
The premium consideration that we charge the ceding companies under retroactive reinsurance contracts may be lower than the undiscounted estimated ultimate losses payable due to the time value of money. After receiving the premium consideration in full from our cedents at the inception of the contract, we invest the premium received over an extended period of time, thereby generating investment income. We expect to generate profits from these retroactive reinsurance contracts when taking into account the premium received and expected investment income, less contractual obligations and expenses.
Deferred charge assets, recorded in other assets, and deferred gain liabilities, recorded in other liabilities, are amortized over the estimated claim payment period of the related contract with the periodic amortization reflected in earnings as a component of losses and LAE. The amortization of deferred charge assets and deferred gain liabilities is adjusted at each reporting period to reflect new estimates of the amount and timing of remaining loss and LAE payments. Changes in the estimated amount and the timing of payments of unpaid losses may have an effect on the unamortized deferred charge assets and deferred gain liabilities and the amount of periodic amortization. When liabilities for losses and LAE are extinguished through commutations and policy buybacks, they are removed from our estimates for the remaining loss and LAE payments, and this will generally result in an acceleration of the amortization of the deferred charge assets and deferred gain liabilities. Deferred charge assets are assessed at each reporting period for impairment and if the asset is determined to be impaired, then it is written down in the period in which the determination is made with that write down reflected in earnings as a component of net incurred losses and LAE.
Fair Value Option
We have elected to apply the fair value option for certain LPT and RITC reinsurance transactions. This is an irrevocable election that applies to all balances under the reinsurance contract, including funds held assets, reinsurance balances recoverable on paid and unpaid losses, and the liability for losses and loss adjustment expenses.
We use an internal model to calculate the fair value of the liability for losses and loss adjustment expenses and the reinsurance balances recoverable on paid and unpaid losses. The nominal amounts related to the funds held assets, reinsurance balances recoverable on paid and unpaid losses, and the liability for losses and loss adjustment expenses, are inputs in our internal model. Note 12 - "Fair Value Measurements" describes the internal model, including the observable and unobservable inputs used in the model.
(r) Redeemable Noncontrolling Interest
In connection with the acquisitions of Arden, Atrium and StarStone, certain subsidiaries issued shares to noncontrolling interests. These shares provide certain redemption rights to the holders, which may be settled in our own shares or cash or a combination of cash and shares, at our option. Redeemable noncontrolling interests with redemption features that are not solely within our control are classified within temporary equity in the consolidated balance sheets and carried at their redemption value, which is fair value. Any change in the fair value is recognized through retained earnings as if the balance sheet date was also the redemption date.
(s) Held-for-sale Business and Discontinued Operations
We report a business as held-for-sale when certain criteria are met, which include (1) management has either approved the sale or is in the process of obtaining approval to sell the business and is committed to a formal plan to sell the business, (2) the business is available for immediate sale in its present condition, (3) the business is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and (4) the sale is anticipated to occur within the next 12 months, among other specified criteria. A business classified as held-for-sale is recorded at the lower of its carrying amount or estimated fair value less costs to sell. If the carrying amount of the business exceeds its estimated fair value, a loss is recognized. Assets and liabilities related to the businesses classified as held-for-sale are separately reported in our Consolidated Balance Sheets beginning in the period in which the business is classified as held-for-sale. Refer to Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations" for further information regarding our held-for-sale business.
Disposals that represent strategic shifts that have or will have a major effect on our operations and financial results are reported as discontinued operations which requires the restatement of the comparatives reflected on our consolidated financial statements. In addition, transactions with discontinued operations are not eliminated on consolidation and any transactions that were previously eliminated on consolidation but which will continue with the discontinued operations are restated for all periods presented and reflected within continuing operations in our consolidated financial statements.
(t) Reclassifications and Revisions
Certain prior period amounts have been reclassified to conform to the current period presentation as described in further detail in Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations." These reclassifications had no impact on net earnings.
Revisions were made to the aggregate amount of letters of credit issued under the $800 million Syndicated Letter of Credit Facility, as described in further detail in Note - 15 - "Debt Obligations and Credit Facilities," and incurred management and performance fees detected from the Hillhouse Funds' reported NAV, as described in further detail in Note 21 - "Related Party Transactions," from the amounts that were previously disclosed in our 2020 Annual Report on Form 10-K filed on March 1, 2021. These corrections have no impact on our consolidated financial statements and are not considered material to previously issued financial statements.
New Accounting Standards Adopted in 2020
Accounting Standards Update ("ASU") 2020-10 – Codification Improvements
In October 2020, the Financial Accounting Standards Board ("FASB") issued ASU 2020-10, which (1) removes references to various FASB Concepts Statements, (2) situates all disclosure guidance in the appropriate disclosure section of the Codification, and (3) makes other improvements and technical corrections to the Codification, with these amendments being applied retrospectively. We early adopted this guidance and that adoption did not have a material impact on our consolidated financial statements and disclosures.
ASU 2020-09 – Amendments to SEC Paragraphs Pursuant to SEC Release No. 33-10762
In October 2020, the FASB issued ASU 2020-09, which amends and supersedes various SEC paragraphs included in a number of Codification Topics pursuant to the issuance of the SEC's Release No. 33-10762. Through Release No. 33-10762, which was issued in March 2020, the SEC made amendments to the financial disclosure requirements in Regulation S-X for guarantors and issuers of guaranteed securities registered or being registered, and issuers’ affiliates whose securities collateralize securities registered or being registered, to improve those requirements for both investors and registrants. The changes made by the SEC are intended to (1) provide investors with material information given the specific facts and circumstances, (2) make the disclosures easier to understand, and (3) reduce the costs and burdens to registrants.
The amended rules in Release No. 33-10762 became effective on January 4, 2021, although early compliance was permitted. We elected early compliance with the new rules subsequent to their issuance. Because the amendments made by the FASB in this ASU are designed to ensure alignment of the relevant SEC paragraphs in various Codification Topics with the amended rules in Release No. 33-10762, the amendments did not have a material impact on our disclosures, since we already elected early compliance with the amended rules in Release No. 33-10762.
ASU 2020-04 and ASU 2021-01– Reference Rate Reform
In March 2020, the FASB issued ASU 2020-04, which is codified in Accounting Standards Codification ("ASC") 848 and which provides entities with temporary optional expedients and exceptions to the existing US GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Inter-bank Offered Rate ("LIBOR") and other inter-bank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate ("SOFR").
Under the provisions of ASU 2020-04, entities can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform, if certain criteria are met. An entity that makes this election would not have to remeasure the contracts at the modification date or reassess a previous accounting determination. Entities can also elect various optional expedients for hedging relationships affected by reference rate reform, if certain criteria are met. Once elected, the amendments in this guidance must be applied prospectively for all eligible contract modifications.
Subsequently in January 2021, the FASB issued ASU 2021-01 to refine the scope of ASC 848 and clarify that certain optional expedients and exceptions in ASC 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. Specifically, the ASU clarified that certain provisions in ASC 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments in ASU 2021-01 are effective immediately for all entities and can be applied either on a full retrospective or prospective basis depending on the facts and circumstances.
ASU 2020-04 was effective upon issuance and can be applied through to December 31, 2022. We adopted the ASU upon its issuance and as we transition from LIBOR to alternative reference rates, we have elected the temporary optional expedients and exceptions to the existing US GAAP guidance on contract modifications and hedge accounting permitted by the ASU, as appropriate. The adoption of this standard did not have any impact on our consolidated financial statements and disclosures.
ASU 2020-03 – Codification Improvements to Financial Instruments
In March 2020, the FASB issued ASU 2020-03, which makes narrow-scope improvements to various topics within the codification relating to financial instruments, including the new credit losses standard. The amendments related to certain specific issues covered by the ASU were effective immediately upon the issuance of the ASU, while certain specific issues covered by the ASU and affecting the credit losses standard in ASU 2016-13 were effective in 2020 for those entities that have already adopted ASU 2016-13. We adopted the amendments in this ASU upon its issuance and that adoption did not have a material impact on our consolidated financial statements and the related disclosures.
ASUs 2016-13, 2018-19, 2019-04, 2019-05, 2019-10 and 2019-11, Financial Instruments – Credit Losses – Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued ASU 2016-13, which is codified in ASC 326 - Financial Instruments - Credit Losses, amending the guidance on the impairment of financial instruments and significantly changing how entities measure credit losses for most financial assets and certain other financial instruments, including reinsurance balances recoverable on paid and unpaid losses that are not measured at fair value through net earnings. The ASU replaced the “incurred loss” approach that was previously applied to determine credit losses with an “expected loss” model for financial instruments measured at amortized cost. Under the "expected loss" model, the estimate of expected credit losses should consider historical information, current information, as well as reasonable and supportable forecasts, including estimates of prepayments. The expected credit losses and subsequent adjustments to such losses are recorded through an allowance account that is deducted from the amortized cost basis of the financial asset, with the net carrying value of the financial asset presented on the consolidated balance sheet at the amount expected to be collected.
ASU 2016-13 also amends the other-than-temporary impairment ("OTTI") model that was previously applicable to AFS debt securities, with the new approach now requiring the recognition of impairments relating to credit losses through an allowance account and limiting the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. This revised approach records the full effect of reversals of any credit losses in current period earnings, compared to previous guidance where this reversal was amortized over the lifetime of the security. Under this revised approach, the length of time a security has been in an unrealized loss position will no longer be considered in determining whether to record a credit loss. In addition, the historical and implied volatility of the fair value of a security and recoveries or declines in fair value after the balance sheet date will no longer be considered when making a determination of whether a credit loss exists.
We adopted ASU 2016-13 and all the related amendments on January 1, 2020 using the modified retrospective approach for our financial instruments carried at amortized cost, and prospectively for our AFS debt securities as required by the standard, resulting in an overall reduction in retained earnings of $6.1 million as summarized below:
•A cumulative effect adjustment of $3.0 million relating to our financial instruments carried at amortized cost, which primarily relates to our insurance balances recoverable on paid and unpaid losses. We already carried significant specific allowances for credit losses of $147.6 million on our reinsurance balances recoverable on paid and unpaid losses, relating primarily to our Run-off segment and therefore the adoption of this standard did not have a material impact on our balance sheet; and
•$3.1 million related to our AFS debt securities whose fair values were less than their amortized cost basis.
Recently Issued Accounting Pronouncements Not Yet Adopted
ASU 2020-08 – Codification Improvements to Subtopic 310-20 - Receivables - Nonrefundable Fees and Other Costs
In October 2020, the FASB issued ASU 2020-08 to clarify that an entity should re-evaluate whether a callable debt security is within the scope of ASC 310-20-35-33 during each reporting period. All entities are required to apply the amendments in this ASU on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities.
The amendments in this ASU are effective for interim and annual reporting periods beginning after December 15, 2020, and early adoption is not permitted. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements and the related disclosures.
ASU 2020-06 – Accounting for Convertible Instruments and Contracts in an Entity's Own Equity
In August 2020, the FASB issued ASU 2020-06, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity's own equity. For convertible instruments, the ASU eliminates two of the three accounting models in ASC 470-20 that require separate accounting for embedded conversion features. The ASU also simplifies an issuer's application of the derivatives scope exception in ASC 815-40 for contracts in its own equity and removes some of the conditions that preclude a freestanding contract from being classified in equity, thereby allowing more of such contracts to qualify for equity classification.
The amendments in this ASU are effective for interim and annual reporting periods beginning after December 15, 2021 and, although early adoption is permitted, the amendments may not be adopted earlier than during interim and annual reporting periods beginning after December 15, 2020. In addition, the FASB specified that an entity should adopt the guidance as of the beginning of its annual reporting period through either a modified retrospective method of transition or a fully retrospective method of transition. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements and the related disclosures.
ASU 2020-01 - Clarifying the Interactions between ASC 321, ASC 323 and ASC 815
In January 2020, the FASB issued ASU 2020-01 to clarify the interaction of the accounting for equity securities under ASC 321 and investments accounted for under the equity method of accounting in ASC 323 and the accounting for certain forward contracts and purchased options accounted for under ASC 815. With respect to the interactions between ASC 321 and ASC 323, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting when applying the measurement alternative in ASC 321, immediately before applying or upon discontinuing the equity method of accounting. With respect to forward contracts or purchased options to purchase securities, the amendments clarify that when applying the guidance in ASC 815-10-15-141(a), an entity should not consider whether upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in ASC 323 or the fair value option in accordance with ASC 825. The ASU is effective for interim and annual reporting periods beginning after December 15, 2020, although early adoption is permitted, including adoption in any interim period. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements and disclosures.
ASU 2019-12 - Simplifying the Accounting for Income Taxes
In December 2019, the FASB issued ASU 2019-12 which removes certain exceptions for (1) recognizing deferred taxes for investments, (2) performing intraperiod tax allocation, and (3) calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating income taxes to a legal entity that is not subject to income taxes. The ASU is effective for interim and annual reporting periods beginning after December 15, 2020, although early adoption is permitted, including adoption in any interim period. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements and disclosures.